Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		$ 50,944
Additions-acquired separately	$ 10,935
Amortization expenses		(4,253)		$ (4,386)	$ (3,766)
Impairment losses		(9)	$ 0	(51)	(9)
Ending balance		47,047	$ 1,573	50,944
Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		74,179		74,110	63,267
Additions-acquired separately		363		498	11,305
Disposal		(10,535)		(429)	(462)
Effect of foreign exchange difference		0		0	0
Others		2
Ending balance		64,009		74,179	74,110
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(23,235)		(19,227)	(15,914)
Amortization expenses		(4,253)		(4,386)	(3,766)
Disposal		10,535		429	462
Impairment losses		(9)		(51)	(9)
Effect of foreign exchange difference		0		0	0
Ending balance		(16,962)		(23,235)	(19,227)
3G and 4G concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		49,512
Ending balance		45,672		49,512
3G and 4G concession [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		70,144		70,144	59,209
Additions-acquired separately		0		0	10,935
Disposal		(10,179)		0	0
Effect of foreign exchange difference		0		0	0
Others		0
Ending balance		59,965		70,144	70,144
3G and 4G concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(20,632)		(16,675)	(13,413)
Amortization expenses		(3,840)		(3,957)	(3,262)
Disposal		10,179		0	0
Impairment losses		0		0	0
Effect of foreign exchange difference		0		0	0
Ending balance		(14,293)		(20,632)	(16,675)
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		959
Ending balance		931		959
Computer software [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		3,426		3,312	3,408
Additions-acquired separately		358		485	366
Disposal		(356)		(371)	(462)
Effect of foreign exchange difference		0		0	0
Others		2
Ending balance		3,430		3,426	3,312
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(2,467)		(2,432)	(2,413)
Amortization expenses		(388)		(406)	(481)
Disposal		356		371	462
Impairment losses		0		0	0
Effect of foreign exchange difference		0		0	0
Ending balance		(2,499)		(2,467)	(2,432)
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		209
Ending balance		200		209
Goodwill [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		236		236	236
Additions-acquired separately		0		0	0
Disposal		0		0	0
Effect of foreign exchange difference		0		0	0
Others		0
Ending balance		236		236	236
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(27)		(27)	(18)
Amortization expenses		0		0	0
Disposal		0		0	0
Impairment losses		(9)		0	(9)
Effect of foreign exchange difference		0		0	0
Ending balance		(36)		(27)	(27)
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		264
Ending balance		244		264
Others [Member] | Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		373		418	414
Additions-acquired separately		5		13	4
Disposal		0		(58)	0
Effect of foreign exchange difference		0		0	0
Others		0
Ending balance		378		373	418
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(109)		(93)	(70)
Amortization expenses		(25)		(23)	(23)
Disposal		0		58	0
Impairment losses		0		(51)	0
Effect of foreign exchange difference		0		0	0
Ending balance		$ (134)		$ (109)	$ (93)